Investments Accounted for Using the Equity Method (Tables)	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Summary of Investments in Associates and Joint Ventures
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2024), and comprise:

( € million)	% interest	June 30, 2025	December 31, 2024

OPAL JV Co (a)	48.2	3,239	—

EUROAPI (b)	29.6	82	82

Infraserv GmbH & Co. Höchst KG (c)	31.2	93	102

MSP Vaccine Company (d)	50.0	79	81

Other investments	—	70	51

Total		3,563	316

(a)
Following the loss of control of Opella, Sanofi holds 48.2% of OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%), see Note B.1.. As of June 30, 2025, the investment includes a €241 million loan to OPAL JV Co being in substance part of the investment.

(b)	The investment in EUROAPI includes an impairment loss booked in prior years determined by reference to the quoted market price (€2.89 as of June 30, 2025, and €2.88 as of December 31, 2024).
(c)	Joint venture.
(d)	Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.

Summary of Principal Transactions and Balances with Related Parties
The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

( € million)	June 30, 2025	June 30, 2024

Sales (c) (d)	29	59

Royalties and other income (c) (d)	63	33

Purchases of goods and services (including research expenses) (c) (d)	371	333

( € million)	June 30, 2025	December 31, 2024

Accounts receivable and other receivables (a)	299	184

Other assets (b)	189	189

Accounts payable and other payables	637	160

(a)	Includes loans to joint ventures and associates.
(b)
In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of June 30, 2025 was €189 million (and was also €189 million as of December 31, 2024).

(c)	Figures for 2024 comparative periods have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(d)	For the six months ended June 30, 2025, these amounts include transactions between Sanofi and OPAL JV Co for the period from May 1, 2025 through June 30, 2025.

Disclosure Of Unaudited Financial Statements Of Subsidiaries Explanatory [Table Text Block]
Key items from the OPAL JV Co 2025 unaudited half-year consolidated financial statements, as provided in accordance with Sanofi’s consolidation timelines, are presented below:

( € million)	June 30, 2025

Consolidated income statement

Net sales and other revenues (a)	887

Net income (a)	24

Consolidated statement of comprehensive income

Other comprehensive income	(1)

Comprehensive income	23

(a)	With effect from May 1, 2025, OPAL JV Co is accounted for using the equity method following the loss of control of Opella by Sanofi on April 30, 2025.

(€ million)	June 30, 2025

Consolidated balance sheet

Non-current assets	16,179

Current assets	2,937

Total assets	19,116

Equity attributable to equity holders of OPAL JV Co	5,754

Equity attributable to non-controlling interests	541

Total equity	6,295

Non-current liabilities	11,039

Current liabilities	1,782

Total liabilities	12,821

Total equity and liabilities	19,116